Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2012 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 387.6	21,132.1	19,034.9	1,238.7	952.5	1,550.6	1,087.4	5,790.1	5,015.4	3,657.9	1,589.4	268.0	402.1	2,073.8	2,264.5	6,553.0	7,723.6
Unpaid principal balance	387.6	21,132.1	19,034.9	1,238.7	952.5	1,550.6	1,087.4	5,790.1	5,015.4	3,657.9	1,589.4	268.0	402.1	2,073.8	2,264.5	6,553.0	7,723.6
Related specific allowance	302.0	16,466.9	15,316.7	556.7	461.7	1,067.1	755.9	5,058.2	4,542.7	2,094.4	978.0	185.0	269.4	1,751.0	1,875.3	5,754.5	6,433.7
Average Recorded investments	368.4	20,083.7	19,848.8	1,095.6	967.6	1,319.0	1,196.2	5,402.8	5,070.8	2,623.7	1,159.8	335.1	425.2	2,169.2	2,415.9	7,138.3	8,613.3
Finance Receivable on Non Accrual Basis	$ 383.0	20,878.8	18,410.5	1,238.7	952.5	1,550.6	1,087.4	5,790.1	5,015.4	3,657.9	1,589.4	268.0	402.1	2,073.8	2,264.5	6,299.7	7,099.2